Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Oakhurst Strategic Defined Risk Fund
Class Name	Institutional Class
Trading Symbol	OASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oakhurst Strategic Defined Risk Fund for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lidoadvisors.com/fund. You can also request this information by contacting us at 1-844-625-4778.
Additional Information Phone Number	1-844-625-4778
Additional Information Website	https://www.lidoadvisors.com/fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	1.33%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://www.lidoadvisors.com/fund for more recent performance information.
Net Assets	$ 79,341,774
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$79,341,774
Number of Holdings	43
Portfolio Turnover	5%

Holdings [Text Block]

Top Issuers	(% of net assets)
Invesco BulletShares 2026 Corporate Bond ETF	37.6%
Invesco BulletShares 2024 Corporate Bond ETF	27.2%
SPDR S&P 500 ETF	8.7%
Fidelity Government Portfolio	4.4%
Invesco BulletShares 2025 Corporate Bond ETF	2.6%
First American Government Obligations Fund	0.9%

Security Type	(% of net assets)
Exchange Traded Funds	76.1%
Purchased Options	20.9%
Short-Term Investments	5.3%
Written Options	(3.5)%
Cash & Other	1.2%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective June 30, 2024, Mr. Michael Reis is no longer a portfolio manager of the Fund.
Updated Prospectus Web Address	https://www.lidoadvisors.com/fund